THEATRE AND OTHER CLOSURE AND DISPOSITION OF ASSETS (Details) (USD $)	3 Months Ended		4 Months Ended	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013
A rollforward of reserves for theatre and other closure and disposition of assets
Beginning balance	$ 52,835,000	$ 55,163,000	$ 62,935,000	$ 55,163,000	$ 61,344,000
Theatre and other closure expense	1,127,000	1,365,000	2,381,000	9,346,000	5,823,000
Transfer of assets and liabilities	59,000	9,000	994,000	2,439,000	(53,000)
Foreign currency translation adjustment	(1,613,000)	(247,000)	405,000	(1,822,000)	(286,000)
Cash payments	(2,909,000)	(2,673,000)	(5,371,000)	(12,291,000)	(11,665,000)
Ending balance	49,499,000	53,617,000	61,344,000	52,835,000	55,163,000
Current portion included with accrued expenses and other liabilities	7,588,000
Long-term portion included with other long-term liabilities	$ 41,911,000